Loans from the Argentine Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 138,128,699	$ 116,684,862
Argentina, Pesos | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term	1668 days	1423 days
Rate	8490.00%	2430.00%
Notional amount	$ 4,852,344	$ 3,381,663
Argentina, Pesos | Local Institutions | Agreements With Banks
Disclosure of detailed information about borrowings [line items]
Term	234 days	426 days
Rate	13310.00%	7070.00%
Notional amount	$ 94,611,433	$ 84,142,162
Argentina, Pesos | Local Institutions | Call Taken
Disclosure of detailed information about borrowings [line items]
Term	4 days	3 days
Rate	8000.00%	2180.00%
Notional amount	$ 1,227,950	$ 2,227,259
Argentina, Pesos | Local Institutions | Argentine Central Bank
Disclosure of detailed information about borrowings [line items]
Term	4 days	3 days
Rate	0.00%	0.00%
Notional amount	$ 192,903	$ 307,770
US Dollar | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term	1748 days	1729 days
Rate	940.00%	880.00%
Notional amount	$ 1,331,153	$ 3,623,275
US Dollar | International Institutions | Correspondents
Disclosure of detailed information about borrowings [line items]
Term	4 days	3 days
Rate	0.00%	0.00%
Notional amount	$ 1,014,393	$ 6,020,955
US Dollar | International Institutions | IFC
Disclosure of detailed information about borrowings [line items]
Term	2266 days	2082 days
Rate	850.00%	800.00%
Notional amount	$ 2,694,944	$ 11,031,821
US Dollar | International Institutions | Pre-financing
Disclosure of detailed information about borrowings [line items]
Term	182 days	182 days
Rate	560.00%	810.00%
Notional amount	$ 32,203,579	$ 5,949,957